CMG STRATEGIC EQUITY FUND
                               CMG SMALL CAP FUND
                          CMG ENHANCED S&P 500(R) FUND
                            CMG LARGE CAP VALUE FUND
                            CMG LARGE CAP GROWTH FUND
                             CMG MID CAP VALUE FUND
                             CMG MID CAP GROWTH FUND
                             CMG SMALL/MID CAP FUND
                            CMG SMALL CAP VALUE FUND
                            CMG SMALL CAP GROWTH FUND
                          CMG INTERNATIONAL STOCK FUND
                        CMG EMERGING MARKETS EQUITY FUND
                             CMG CORE PLUS BOND FUND
                               CMG CORE BOND FUND
                           CMG INTERMEDIATE BOND FUND
                            CMG SHORT TERM BOND FUND
                         CMG ULTRA SHORT TERM BOND FUND
                            CMG GOVERNMENT BOND FUND
                             CMG CORPORATE BOND FUND
                  CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND
                               CMG HIGH YIELD FUND
                           CMG INTERNATIONAL BOND FUND

   Supplement to Statements of Additional Information dated February 27, 2004

                   (Replacing Supplement dated March 31, 2004)

The following sections describing Trustees and Officers under Management are restated in entirety. All references to Joseph R. Palombo therein and within the Management section of the statement of additional information have been omitted.

Trustees and Officers
---------------------

DISINTERESTED TRUSTEES:
                                                                                                 Number of
                                                                                               Portfolios in
                            Position(s)    Term of Office                                      Fund Complex
      Name, Address            Held        and Length of          Principal Occupation(s)        Overseen      Other Directorships
         and Age            with Funds     Time Served(1)         During Past Five Years        By Trustee(1)  Held by Trustee
      -------------         ----------     -------------          ----------------------        ------------   ---------------

Douglas A. Hacker (Age 48)    Trustee        Since 1996      Executive Vice President - Strategy     118       Orbitz, Inc. (on-line
P.O. Box 66100                                               of United Airlines (airline) since                   travel company)
Chicago, IL 60666                                            December, 2002 (formerly President
                                                             of UAL Loyalty Services (airline)
                                                             from September, 2001 to December,
                                                             2002; Executive Vice President and
                                                             Chief Financial Officer of United
                                                             Airlines from March, 1999 to
                                                             September, 2001; Senior Vice
                                                             President-Finance from March, 1993
                                                             to July, 1999).






                                                                                                 Number of
                                                                                               Portfolios in
                            Position(s)    Term of Office                                      Fund Complex
      Name, Address            Held        and Length of          Principal Occupation(s)        Overseen      Other Directorships
         and Age            with Funds     Time Served(1)         During Past Five Years        By Trustee(1)  Held by Trustee
      -------------         ----------     -------------          ----------------------        ------------   ---------------

Janet Langford Kelly          Trustee         Since 1996      Private Investor since March, 2004      118           None
(Age 46)                                                      (formerly Chief Administrative Officer
9534 W. Gull Lake Drive                                       and Senior Vice President, Kmart
Richland, MI  49083-8530                                      Holding Corporation (consumer goods),
                                                              from September, 2003 to March,
                                                              2004; Executive Vice
                                                              President-Corporate Development and
                                                              Administration, General Counsel and
                                                              Secretary, Kellogg Company (food
                                                              manufacturer), from September, 1999
                                                              to August, 2003; Senior Vice
                                                              President, Secretary and General
                                                              Counsel, Sara Lee Corporation
                                                              (branded, packaged,
                                                              consumer-products manufacturer)
                                                              from January, 1995 to September,
                                                              1999).

Richard W. Lowry (Age 68)     Trustee         Since 1995      Private Investor since August, 1987     120(3)        None
10701 Charleston Drive                                        (formerly Chairman and Chief
Vero Beach, FL 32963                                          Executive Officer, U.S. Plywood
                                                              Corporation (building products
                                                              manufacturer)).

Charles R. Nelson (Age 62)    Trustee         Since 1981      Professor of Economics, University      118           None
Department of Economics                                       of Washington, since January, 1976;
University of Washington                                      Ford and Louisa Van Voorhis
Seattle, WA 98195                                             Professor of PoliticalEconomy,
                                                              University of Washington, since
                                                              September, 1993 (formerly Director,
                                                              Institute for Economic Research,
                                                              University of Washington from
                                                              September, 2001 to June, 2003)
                                                              Adjunct Professor of Statistics,
                                                              University of Washington, since
                                                              September, 1980; Associate Editor,
                                                              Journal of Money Credit and
                                                              Banking, since September, 1993;
                                                              consultant on econometric and
                                                              statistical matters.

John J. Neuhauser (Age 61)    Trustee         Since 1985      Academic Vice President and Dean        121(3,4) Saucony, Inc.
84 College Road                                               of Faculties since August, 1999,                 (athletic footwear)
Chestnut Hill, MA                                             Boston College (formerly Dean,
02467-3838                                                    Boston College School of
                                                              Management from September, 1977
                                                              to September, 1999).





                                                                                                 Number of
                                                                                               Portfolios in
                            Position(s)    Term of Office                                      Fund Complex
      Name, Address            Held        and Length of          Principal Occupation(s)        Overseen      Other Directorships
         and Age            with Funds     Time Served(1)         During Past Five Years        By Trustee(1)  Held by Trustee
      -------------         ----------     -------------          ----------------------        ------------   ---------------

Patrick J. Simpson (Age 60)   Trustee         Since 2000      Partner, Perkins Coie L.L.P.            118           None
1120 N.W. Couch Street                                        (law firm).
Tenth Floor
Portland, OR 97209-4128

Thomas E. Stitzel (Age 68)    Trustee         Since 1998      Business Consultant since 1999          118           None
2208 Tawny Woods Place                                        (formerly Professor of Finance
Boise, ID  83706                                              from 1975 to 1999, College of
                                                              Business, Boise State University);
                                                              Chartered Financial Analyst.

Thomas C. Theobald          Trustee and       Since 1996      Partner and Senior Advisor,             118     Anixter International
(Age 67) (5)                Chairman of                       Chicago Growth Partners                         (network support
303 W. Madison               the Board                        (private equity investing) since                equipment
Suite 2500                                                    September, 2004 (formerly Managing              distributor); Ventas,
Chicago, IL 60606                                             Director, William Blair Capital                 Inc. (real estate
                                                              Partners (private equity investing)             investment trust);
                                                              from September, 1994 to September,              Jones Lang LaSalle
                                                              2004).                                          (real estate
                                                                                                              management services)
                                                                                                              and MONY Group (life
                                                                                                              insurance)

Anne-Lee Verville (Age 59)    Trustee         Since 1998      Retired since 1997 (formerly            119(4)  Chairman of the Board
359 Stickney Hill Road                                        General Manager, Global                         of Directors, Enesco
Hopkinton, NH  03229                                          Education Industry, IBM                         Group, Inc.(designer,
                                                              Corporation(computer and                        importer and
                                                              technology) from 1994 to 1997).                 distributor of
                                                                                                              giftware and
                                                                                                              collectibles)

Richard L. Woolworth          Trustee         Since 1991      Retired since December 2003             118     Northwest Natural Gas
(Age 63)                                                      (formerly Chairman and Chief                    Co. (natural gas
100 S.W. Market Street                                        Executive Officer, The Regence                  service provider)
#1500                                                         Group (regional health insurer);
Portland, OR 97207                                            Chairman and Chief Executive
                                                              Officer, BlueCross BlueShield of
                                                              Oregon; Certified Public
                                                              Accountant, Arthur Young & Company)


















INTERESTED TRUSTEE:
                                                                                                 Number of
                                                                                               Portfolios in
                            Position(s)    Term of Office                                      Fund Complex
      Name, Address            Held        and Length of          Principal Occupation(s)        Overseen      Other Directorships
         and Age            with Funds     Time Served(1)         During Past Five Years        By Trustee(1)  Held by Trustee
      -------------         ----------     -------------          ----------------------        ------------   ---------------

William E. Mayer(2) (Age 64)  Trustee         Since 1994      Managing Partner, Park Avenue         120(3)    Lee Enterprises (print
399 Park Avenue                                               Equity Partners(private equity)                 media), WR Hambrecht +
Suite 3204                                                    (formerly Founding Partner,                     Co. (financial service
New York, NY 10022                                            Development Capital LLC from                    provider); First
                                                              November 1996 to February, 1999).               Health (healthcare);
                                                                                                              Reader's Digest
                                                                                                              (publishing);
                                                                                                              OPENFIELD Solutions
                                                                                                              (retail industry
                                                                                                              technology provider)






1 As of December 31, 20033, the Columbia Complex consisted of 132 open-end and 15 closed-end management investment company portfolios. In October 2003, the trustees of the Liberty Funds and Stein Roe Funds were elected to the boards of the Columbia
Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the
Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

2 Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

3 Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds.

4 Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

5 Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

PRINCIPAL OFFICERS:
                                                     Term of
                                                     Office and
          Name, Address              Position(s)    Length of Time                                Principal Occupation(s)
             and Age                 with Funds        Served                                     During Past Five Years
             -------                 -----------       ------                                     ----------------------
Christopher L. Wilson (Age 47)        President        Since       President of the Columbia Funds, Liberty Funds and Stein Roe
One Financial Center                                    2004       Funds since October, 2004 (formerly President and Chief
Boston, MA 02111                                                   Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                                   September, 1998 to August, 2004).

J. Kevin Connaughton (Age 39)         Treasurer        Since       Treasurer of the Columbia Funds since October, 2003 and of the
One Financial Center                                    2000       Liberty Funds, Stein Roe Funds and All-Star Funds since
Boston, MA 02111                                                   December, 2000; Vice President of the Advisor since April, 2003
                                                                   (formerly President of the Columbia Funds, Liberty Funds and
                                                                   Stein Roe Funds from February, 2004 to October, 2004; Chief
                                                                   Accounting Officer and Controller of the Liberty Funds and of
                                                                   the All-Star Funds from February, 1998 to October, 2000);
                                                                   Treasurer of the Galaxy Funds since September, 2002; Treasurer,
                                                                   Columbia Management Multi-Strategy Hedge Fund, LLC since
                                                                   December, 2002 (formerly Vice President of Colonial Management
                                                                   Associates, Inc. from February, 1998 to October, 2000).

Mary Joan Hoene (Age 54)             Senior Vice       Since       Senior Vice President and Chief Compliance Officer of the
40 West 57th Street                   President         2004       Columbia Funds, Liberty Funds and Stein Roe Funds since August,
New York, NY 10019                    and Chief                    2004; Chief Compliance Officer of the All-Star Funds since
                                     Compliance                    2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999
                                      Officer                      to December, 2000; Vice President and Counsel, Equitable Life
                                                                   Assurance Society of the United States from April, 1998 to
                                                                   November, 1999,).

Michael G. Clarke (Age 34)              Chief          Since       Chief Accounting Officer of the Columbia Funds, Liberty Funds,
One Financial Center                 Accounting         2004       Stein Roe Funds and All-Star Funds since October, 2004
Boston, MA 02111                       Officer                     (formerly Controller of the Columbia Funds, Liberty Funds, Stein
                                                                   Roe Funds and All-Star Funds from May, 2004 to October, 2004;
                                                                   Assistant Treasurer from June, 2002 to May, 2004; Vice
                                                                   President, Product Strategy & Development of the Liberty Funds
                                                                   and Stein Roe Funds from February, 2001 to June, 2002; Assistant
                                                                   Treasurer of the Liberty Funds, Stein Roe Funds and the All-Star
                                                                   Funds from August, 1999 to February, 2001; Audit Manager,
                                                                   Deloitte & Toche LLP from May, 1997 to August, 1999).

Jeffrey R. Coleman (Age 34 )         Controller        Since       Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds
One Financial Center                                    2004       and All-Star Funds since October, 2004 (formerly Vice President
Boston, MA 02111                                                   of CDC IXIS Asset Management Services, Inc. and Deputy Treasurer
                                                                   of the CDC Nvest Funds and Loomis Sayles Funds from February,
                                                                   2003 to September, 2004; Assistant Vice President of CDC IXIS
                                                                   Asset Management Services, Inc. and Assistant Treasurer of the
                                                                   CDC Nvest Funds from August, 2000 to February, 2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

David A. Rozenson (Age 50)            Secretary        Since      Secretary of the Columbia Funds, Liberty Funds, Stein Roe Funds
One Financial Center                                    2003       and All-Star Funds since December, 2003; Senior Counsel, Bank
Boston, MA 02111                                                   of America Corporation (formerly FleetBoston Financial
                                                                   Corporation) since January, 1996; Associate General Counsel,
                                                                   Columbia Management Group since November, 2002.


C04/117                                                                                                           October 21, 2004